SUPPLEMENT DATED MAY 1, 2026
                TO THE VARIABLE ANNUITY PROSPECTUSES
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               AMERICAN GENERAL LIFE INSURANCE COMPANY

                         SEPARATE ACCOUNT D
                  ElitePlus Bonus Variable Annuity
                 One Multi-Manager Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about May 1, 2026, the Templeton Developing Markets VIP Fund is renamed the Templeton Emerging Markets VIP Fund. Accordingly, all references to "Templeton Developing Markets VIP Fund" in the prospectuses are replaced with "Templeton Emerging Markets VIP Fund."

Should you have any questions, you may contact our Annuity Service Center at
(800) 277-0914.